Note 10 - Issued Capital - Schedule of Issued Capital (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Contributed equity	$ 282,513,370	$ 262,949,462	$ 223,152,985	$ 213,971,323
Ordinary shares [member]
Statement Line Items [Line Items]
Contributed equity	282,513,370	262,949,462	223,152,985
Options [member]
Statement Line Items [Line Items]
Contributed equity	$ 0	$ 0	$ 0